Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
Fastenal Company & Subsidiaries 401(k) and Employee Stock Ownership Plan
Reconciliation of Financial Statements to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500
(4)    Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500:

	December 31
	2025	2024
Net assets available for benefits per the financial statements	$1,228,841,014	1,058,809,107
Excess contributions payable	4,870	1,987
Net assets available for benefits per the Form 5500	$1,228,845,884	1,058,811,094
The following is a reconciliation of contributions and investment income and total deductions per the financial statements for the year ended December 31, 2025 to the Form 5500:

Total additions per the financial statements	$260,577,779
2025 excess contributions payable	4,870
Total income per the Form 5500	$260,582,649

Total deductions per the financial statements	$(90,545,872)
2024 excess contributions payable	(1,987)
Total expenses per the Form 5500	$(90,547,859)